Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Years ended March 31,	2018	2017	2016
		(Restated)	(Restated)
	(In thousands, except per share amounts)
Basic
Net (loss) earnings	$(13,811)	$15,895	$56,399
Deduct preferred stock dividends	23	23	23
Undistributed (loss) earnings	(13,834)	15,872	56,376
(Loss) earnings attributable to participating preferred shareholders	(66)	146	563
(Loss) earnings attributable to common shareholders	$(13,768)	$15,726	$55,813
Weighted average common shares outstanding	9,769	9,785	9,878
Basic (loss) earnings per common share	$(1.41)	$1.61	$5.65
Diluted
(Loss) earnings attributable to common shareholders	$(13,768)	$15,726	$55,813
Add dividends on convertible preferred stock	-	20	20
Earnings attributable to common stock on a diluted basis	$(13,768)	$15,746	$55,833
Weighted average common shares outstanding-basic	9,769	9,785	9,878
Additional shares to be issued related to the equity compensation plan	-	2	3
Additional shares to be issued under full conversion of preferred stock	-	67	67
Total shares for diluted	9,769	9,854	9,948
Diluted (loss) earnings per share	$(1.41)	$1.60	$5.61